UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-01311
                                                     ---------

                             The GAMCO Mathers Fund
        ---------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                              One Corporate Center
                            Rye, New York 10580-1422
        ---------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                 Bruce N. Alpert
                               Gabelli Funds, LLC
                              One Corporate Center
                            Rye, New York 10580-1422
        ---------------------------------------------------------------
                     (Name and address of agent for service)

       registrant's telephone number, including area code: 1-800-422-3554
                                                           --------------

                      Date of fiscal year end: December 31
                                               -----------

                   Date of reporting period: December 31, 2007
                                             -----------------



Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.


                               GAMCO MATHERS FUND

                                  ANNUAL REPORT
                               DECEMBER 31, 2007





TO OUR SHAREHOLDERS,

      The Sarbanes-Oxley Act requires a fund's principal executive and financial officers to certify the entire contents of the semi-annual and annual shareholder reports in a filing with the Securities and Exchange Commission on Form N-CSR. This certification would cover the portfolio manager's commentary and subjective opinions if they are attached to or a part of the financial statements. Many of these comments and opinions would be difficult or impossible to certify.

      Because we do not want our portfolio managers to eliminate their opinions and/or restrict their commentary to historical facts, we have separated their commentary from the financial statements and investment portfolio and have sent it to you separately. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com/funds.

      Enclosed are the audited financial statements and the investment portfolio as of December 31, 2007 with a description of the factors that affected the performance during the past year.

PERFORMANCE DISCUSSION (UNAUDITED)

      The GAMCO Mathers Fund total return for the year ended December 31, 2007 was 3.56% versus 5.49% for the Standard & Poor's 500 Index. The Fund earned positive returns for each of the first three quarters and the calendar year while generally maintaining a net short exposure against a rising market.

      The Fund had a 7.4% average net short portfolio structure during 2007 (4.2% long minus 11.6% short based on the average of quarter end net assets) in deference to the debt bubble and its macro-economic risks. At year end 2007, stocks were 4.4% of net assets, with 0.3% in long and 4.1% in short stock positions, resulting in a 3.8% net short exposure. The remainder of the portfolio, as has been the case for an extended time period, was invested in short-term U.S. Treasury bills and U.S. Treasury collateralized repurchase agreements awaiting investment opportunities to initiate new long and short positions. This compares to a 32.3% gross stock exposure (longs plus shorts) at year end 2006, comprised of 12.6% long and 19.7% short with a 7.1% net short exposure (longs minus shorts).

      The individual long stocks segment of the portfolio and the fixed income portion, which was limited to short-term U.S. Treasury bills and U.S. Treasury collateralized repurchase agreements, added to the Fund's total return in 2007. The short stocks and equity indices segment had a small negative return. The portfolio remains conservatively positioned to potentially benefit both absolutely and relatively from a declining stock market. The fixed income portion, which is invested in short-term U.S. Treasury bills and U.S. Treasury collateralized repos, has relatively high liquidity and safety of principal.

      During the year, a portion of the Fund's long common stock segment was invested in takeover target companies subject to friendly, all cash tender or merger offers from an acquiring entity. The Fund purchases these event driven stocks after the deals are publicly announced, generally by financially strong, strategic or financial buyers. Deal arbitrage stocks typically earn relatively attractive annualized returns, but are held for short time periods resulting in a disproportionately high portfolio turnover rate, which can be misleading. This occurs when the Fund's fixed income position is a relatively high proportion of assets and has a maturity of less than one year, while the percent invested in stocks is low. The Fund uses this defensive, non-market correlated strategy to potentially increase cash returns above the prevailing level of short-term interest rates.

                                Sincerely yours,

                                /s/ Bruce N. Alpert

                                Bruce N. Alpert
                                Executive Vice President
February 22, 2008

         GROWTH OF $10,000 INVESTMENT IN GAMCO MATHERS FUND (LOG SCALE)
                       [OBJECT OMITTED] [GRAPHIC OMITTED]

[GRAPHIC OMITTED]
PLOT POINTS FOLLOW:
                               GAMCO Mathers Fund         S&P 500 Index
                                  $10,000                   $10,000
           65                      12,122                    10,768
                                   12,632                     9,685
                                   24,332                    12,007
                                   30,868                    13,335
                                   29,016                    12,200
           70                      29,588                    12,688
                                   35,455                    14,504
                                   41,173                    17,256
                                   25,877                    14,731
                                   17,957                    10,832
           75                      28,201                    14,863
                                   40,716                    18,408
                                   46,496                    17,071
                                   53,496                    18,194
                                   78,404                    21,550
           80                     109,990                    28,535
                                  101,473                    27,135
                                  116,548                    32,942
                                  135,388                    40,360
                                  131,890                    42,888
           85                     168,124                    56,518
                                  191,625                    67,095
                                  243,431                    70,614
                                  276,841                    82,310
                                  305,644                   108,360
           90                     337,510                   105,007
                                  369,381                   136,922
                                  380,867                   147,334
                                  389,017                   162,159
                                  366,092                   164,281
           95                     391,770                   225,952
                                  391,477                   277,826
                                  403,249                   370,512
                                  382,225                   476,899
                                  404,074                   577,321
           00                     424,366                   524,741
                                  442,406                   462,376
                                  390,400                   360,187
                                  382,816                   463,522
                                  378,843                   513,924
           05                     383,484                   539,178
                                  394,531                   624,340
                                  408,583                   658,636


PERCENT AVERAGE ANNUAL TOTAL RETURNS THROUGH DECEMBER 31, 2007*

                            1 YR     3 YRS     5 YRS     10 YRS    20 YRS    25 YRS   30 YRS    42 YRS+
                           -------  -------  --------  ---------  --------  --------  -------  --------
GAMCO MATHERS               3.56     2.55      0.91      0.13       2.62      5.15      7.51      9.15
Standard & Poor's 500       5.49     8.62     12.82      5.91      11.81     12.73     12.95     10.38


THE CURRENT EXPENSE RATIO IS 2.14%. + FROM COMMENCEMENT OF INVESTMENT OPERATIONS ON AUGUST 19, 1965.


 * AVERAGE ANNUAL TOTAL RETURNS REFLECT CHANGES IN SHARE PRICE AND REINVESTMENT OF DIVIDENDS AND ARE NET OF EXPENSES. RETURNS REPRESENT PAST PERFORMANCE AND DO NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURNS AND THE PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE. WHEN SHARES ARE REDEEMED THEY MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA PRESENTED. PLEASE VISIT WWW.GABELLI.COM TO OBTAIN PERFORMANCE INFORMATION AS OF THE MOST RECENT MONTH END. THE STANDARD & POOR'S 500 INDEX IS AN UNMANAGED INDICATOR OF STOCK MARKET PERFORMANCE. INVESTORS SHOULD CAREFULLY CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES OF THE FUND BEFORE INVESTING. THE PROSPECTUS CONTAINS MORE INFORMATION ABOUT THIS AND OTHER MATTERS AND SHOULD BE READ CAREFULLY BEFORE INVESTING.




NOTE: The opinions expressed in this report reflect those of the Portfolio Manager only through the date of the shareholder letter and are subject to change at any time based on market and other conditions.


To obtain a copy of the Fund's prospectus, please contact Gabelli Funds at One Corporate Center, Rye, NY 10580-1422, by calling 800-GABELLI (800-422-3554) or visit our website www.gabelli.com.

GAMCO MATHERS FUND
DISCLOSURE  OF FUND  EXPENSES  (UNAUDITED)
For  the Six Month Period from July 1, 2007 through December 31, 2007
                                                                   EXPENSE TABLE
================================================================================


We believe it is important for you to understand the impact of fees and expenses regarding your investment. All mutual funds have operating expenses. As a shareholder of a fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund's gross income, directly reduce the investment return of a fund. When a fund's expenses are expressed as a percentage of its average net assets, this figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your Fund's costs in two ways:

ACTUAL FUND RETURN: This section provides information about actual account values and actual expenses. You may use this section to help you to estimate the actual expenses that you paid over the period after any fee waivers and expense reimbursements. The "Ending Account Value" shown is derived from the Fund's ACTUAL return during the past six months, and the "Expenses Paid During Period" shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund under the heading "Expenses Paid During Period" to estimate the expenses you paid during this period.

HYPOTHETICAL 5% RETURN: This section provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio. It assumes a hypothetical annualized return of 5% before expenses during the period shown. In this case - because the hypothetical return used is NOT the Fund's actual return - the results do not apply to your investment and you cannot use the hypothetical account value and expense to estimate the actual ending account balance or expenses you paid for the period. This example is useful in making comparisons of the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees, if any, which would be described in the Prospectus. If these costs were applied to your account, your costs would be higher. Therefore, the 5% hypothetical return is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The "Annualized Expense Ratio" represents the actual expenses for the last six months and may be different from the expense ratio in the Financial Highlights which is for the year ended December 31, 2007.

                           Beginning        Ending       Annualized    Expenses
                         Account Value   Account Value    Expense    Paid During
                           07/01/07         12/31/07       Ratio       Period*
--------------------------------------------------------------------------------
GAMCO MATHERS FUND
--------------------------------------------------------------------------------

ACTUAL FUND RETURN
GAMCO Mathers             $1,000.00       $1,007.40        2.39%       $12.16

HYPOTHETICAL 5% RETURN
GAMCO Mathers             $1,000.00       $1,013.23        2.39%       $12.19

* Expenses are equal to the Fund's annualized expense ratio for the last six months multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

SUMMARY OF PORTFOLIO HOLDINGS (UNAUDITED)

The following table presents portfolio holdings as a percent of total net assets as of December 31, 2007:



GAMCO MATHERS FUND - LONG POSITIONS             PERCENT
U.S. Government Obligations .................... 94.8%
Repurchase Agreements ..........................  5.1%
Cable and Satellite ............................  0.2%
Environmental Services .........................  0.1%
Other Assets and Liabilities (Net) .............  3.9%




GAMCO MATHERS FUND - SHORT POSITIONS             PERCENT
Exchange Traded Funds .......................... (2.3)%
Equipment ...................................... (0.7)%
Entertainment .................................. (0.5)%
Consumer Products .............................. (0.4)%
Retail ......................................... (0.2)%





THE FUND FILES A COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE SECURITIES AND EXCHANGE COMMISSION (THE "SEC") FOR THE FIRST AND THIRD QUARTERS OF EACH FISCAL YEAR ON FORM N-Q, THE LAST OF WHICH WAS FILED FOR THE QUARTER ENDED SEPTEMBER 30, 2007. SHAREHOLDERS MAY OBTAIN THIS INFORMATION AT WWW.GABELLI.COM OR BY CALLING THE FUND AT 800-GABELLI (800-422-3554). THE FUND'S FORM N-Q IS AVAILABLE ON THE SEC'S WEBSITE AT WWW.SEC.GOV AND MAY ALSO BE REVIEWED AND COPIED AT THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON, DC. INFORMATION ON THE OPERATION OF THE PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING 1-800-SEC-0330.


PROXY VOTING

The Fund files Form N-PX with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. A description of the Fund's proxy voting policies, procedures, and how the Fund voted proxies relating to portfolio securities is available without charge, upon request, by
(i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC's website at www.sec.gov.

GAMCO MATHERS FUND
SCHEDULE OF INVESTMENTS -- DECEMBER 31, 2007
================================================================================

                                                             MARKET
      SHARES                                      COST        VALUE
      ------                                      ----       ------
              COMMON STOCKS -- 0.3%
              CABLE AND SATELLITE -- 0.2%
       3,000  Comcast Corp., Cl. A+ ........ $    55,560    $    54,780
                                             -----------    -----------
              ENVIRONMENTAL SERVICES -- 0.1%
       1,000  Waste Management Inc. ........      33,584         32,670
                                             -----------    -----------
              TOTAL COMMON STOCKS ..........      89,144         87,450
                                             -----------    -----------

   PRINCIPAL
    AMOUNT
   --------
              SHORT-TERM OBLIGATIONS -- 99.9%
              REPURCHASE AGREEMENTS -- 5.1%
 $ 1,339,123  State Street Bank & Trust Co.,
                1.000%, dated 12/31/07,
                due 01/02/08, proceeds at
                maturity, $1,339,197 (a) ...   1,339,123      1,339,123
                                             -----------    -----------
              U.S. TREASURY BILLS -- 94.8%
  25,000,000  U.S. Treasury Bill,
                3.093%++, 01/17/08 (b) .....  24,966,222     24,966,222
                                             -----------    -----------

              TOTAL SHORT-TERM
                OBLIGATIONS ................  26,305,345     26,305,345
                                             -----------    -----------

              TOTAL
                INVESTMENTS -- 100.2% ...... $26,394,489     26,392,795
                                             ===========
              SECURITIES SOLD SHORT -- (4.1)%
                (Proceeds received $1,109,880)               (1,076,820)

              OTHER ASSETS AND LIABILITIES (NET) -- 3.9%      1,017,187
                                                            -----------
              NET ASSETS -- 100.0% .....................    $26,333,162
                                                            ===========

                                                             MARKET
      SHARES                                    PROCEEDS      VALUE
      ------                                    --------     ------

              SECURITIES SOLD SHORT -- (4.1)%
              COMMON STOCKS SOLD SHORT -- (4.1)%
              CONSUMER PRODUCTS -- (0.4)%
       2,000  Harley-Davidson Inc. ......... $    94,770    $    93,420
                                             -----------    -----------
              ENTERTAINMENT -- (0.5)%
       1,000  Carnival Corp. ...............      45,193         44,490
       1,000  Polaris Industries Inc. ......      49,059         47,770
       1,000  Royal Caribbean Cruises Ltd. .      42,943         42,440
                                             -----------    -----------
                                                 137,195        134,700
                                             -----------    -----------
              EQUIPMENT -- (0.7)%
       2,000  Black & Decker Corp. .........     152,899        139,300
       1,000  The Toro Co. .................      55,039         54,440
                                             -----------    -----------
                                                 207,938        193,740
                                             -----------    -----------
              EXCHANGE TRADED FUNDS -- (2.3)%
       1,000  iShares FTSE/Xinhua China
                25 Index Fund ..............     178,228        170,450
       2,000  iShares Russell 2000 Index ...     154,958        151,840
       2,000  iShares S&P SmallCap 600 Index     132,251        130,040
       1,000  MidCap SPDR Trust, Ser. 1 ....     156,491        155,100
                                             -----------    -----------
                                                 621,928        607,430
                                             -----------    -----------
              RETAIL -- (0.2)%
       1,000  Wal-Mart Stores Inc. .........      48,049         47,530
                                             -----------    -----------
              TOTAL SECURITIES SOLD SHORT .. $ 1,109,880    $ 1,076,820
                                             ===========    ===========
----------------
(a) Collateralized by $1,165,000 U.S. Treasury Bond, 6.000%, due 02/15/26, market value $1,371,788.
(b) At December 31, 2007, $4,000,000 of the principal amount was pledged as collateral for securities sold short.
+    Non-income producing security.
++   Represents annualized yield at date of purchase.


                 See accompanying notes to financial statements.

                               GAMCO MATHERS FUND


STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2007
================================================================================
ASSETS:
  Investments, at value (cost $25,055,366) .............   $ 25,053,672
  Repurchases agreements, at value (cost $1,339,123) ...      1,339,123
  Receivable for investments sold ......................      1,109,880
  Dividends and interest receivable ....................             37
  Prepaid expenses .....................................         15,201
                                                           ------------
  TOTAL ASSETS .........................................     27,517,913
                                                           ------------
LIABILITIES:
  Securities sold short (proceeds $1,109,880) ..........      1,076,820
  Payable to brokers ...................................          1,393
  Payable for investment advisory fees .................         23,014
  Payable for distribution fees.........................          5,754
  Dividends payable on securities sold short ...........          1,365
  Other accrued expenses ...............................         76,405
                                                           ------------
  TOTAL LIABILITIES ....................................      1,184,751
                                                           ------------
  NET ASSETS applicable to 2,519,555 shares outstanding    $ 26,333,162
                                                           ============
NET ASSETS CONSIST OF:
  Paid-in capital, at $0.001 par value .................   $ 39,983,361
  Accumulated distributions in excess of
    net investment income ..............................        (10,127)
  Accumulated net realized loss on investments
    and securities sold short ..........................    (13,671,438)
  Net unrealized depreciation on investments ...........         (1,694)
  Net unrealized appreciation on
    securities sold short ..............................         33,060
                                                           ------------
  NET ASSETS ...........................................   $ 26,333,162
                                                           ============
  NET ASSET VALUE, offering and redemption price
    per share ($26,333,162 / 2,519,555 shares
    outstanding; unlimited number of shares
    authorized) ........................................         $10.45
                                                                 ======


STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2007
================================================================================
INVESTMENT INCOME:
  Dividends (net of foreign taxes of $639) .............     $   35,316
  Interest .............................................      1,203,993
  Other income .........................................        120,200
                                                             ----------
  TOTAL INVESTMENT INCOME ..............................      1,359,509
                                                             ----------
EXPENSES:
  Investment advisory fees .............................        299,571
  Distribution fees ....................................         74,893
  Dividends on securities sold short ...................         38,378
  Legal and audit fees .................................         98,930
  Trustees' fees .......................................         59,042
  Shareholder communications expenses ..................         41,240
  Shareholder services fees ............................         36,886
  Custodian fees .......................................          9,298
  Registration expenses ................................          7,270
  Interest expense .....................................          3,854
  Miscellaneous expenses ...............................         15,138
                                                             ----------
  TOTAL EXPENSES .......................................        684,500
  Less: Custodian fee credits ..........................           (203)
                                                             ----------
  NET EXPENSES .........................................        684,297
                                                             ----------
  NET INVESTMENT INCOME ................................        675,212
                                                             ----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS AND SECURITIES SOLD SHORT:
  Net realized gain on investments .....................      1,265,416
  Net realized loss on securities sold short ...........       (405,906)
                                                             ----------
  Net realized gain on investments and securities
    sold short .........................................        859,510
                                                             ----------
  Net change in unrealized appreciation/depreciation
    on investments .....................................       (636,796)
  Net change in unrealized appreciation/depreciation
    on securities sold short ...........................        175,766
                                                             ----------
  Net change in unrealized appreciation/depreciation
    on investments and securities sold short ...........       (461,030)
                                                             ----------
  NET REALIZED AND UNREALIZED GAIN (LOSS) ON
    INVESTMENTS AND SECURITIES SOLD SHORT ..............        398,480
                                                             ----------
  NET INCREASE IN NET ASSETS RESULTING
    FROM OPERATIONS ....................................     $1,073,692
                                                             ==========




                 See accompanying notes to financial statements.

                               GAMCO MATHERS FUND


STATEMENT OF CHANGES IN NET ASSETS
================================================================================

                                                                                    YEAR ENDED          YEAR ENDED
                                                                                 DECEMBER 31, 2007   DECEMBER 31, 2006
                                                                                 -----------------   -----------------
OPERATIONS:
  Net investment income ........................................................    $   675,212        $ 1,004,654
  Net realized gain (loss) on investments and securities sold short ............        859,510         (1,137,490)
  Net change in unrealized appreciation/depreciation on investments
    and securities sold short ..................................................       (461,030)         1,104,868
                                                                                    -----------        -----------
  NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS .........................      1,073,692            972,032
                                                                                    -----------        -----------
DISTRIBUTIONS TO SHAREHOLDERS:
  Net investment income ........................................................       (687,307)        (1,015,302)
                                                                                    -----------        -----------
  TOTAL DISTRIBUTIONS TO SHAREHOLDERS ..........................................       (687,307)        (1,015,302)
                                                                                    -----------        -----------
SHARES OF BENEFICIAL INTEREST TRANSACTIONS:
  Net decrease in net assets from shares of beneficial interest transactions ...     (5,156,485)        (6,467,599)
                                                                                    -----------        -----------
  REDEMPTION FEES ..............................................................              1                 --
                                                                                    -----------        -----------
  NET DECREASE IN NET ASSETS ...................................................     (4,770,099)        (6,510,869)

NET ASSETS:
  Beginning of period ..........................................................     31,103,261         37,614,130
                                                                                    -----------        -----------
  End of period (including undistributed net investment income of
    $0 and $0, respectively) ...................................................    $26,333,162        $31,103,261
                                                                                    ===========        ===========

                 See accompanying notes to financial statements.

GAMCO MATHERS FUND
NOTES TO FINANCIAL STATEMENTS
================================================================================

1. ORGANIZATION. GAMCO Mathers Fund (the "Fund"), was organized on June 17, 1999 as a Delaware statutory trust. The Fund commenced investment operations on October 1, 1999 as the successor to the Mathers Fund, Inc. (the "Mathers Fund") which was organized on March 31, 1965 as a Maryland corporation. The Mathers Fund commenced investment operations on August 19, 1965. The Fund is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund's primary objective is long-term capital appreciation.

2. SIGNIFICANT ACCOUNTING POLICIES. The preparation of financial statements in accordance with United States ("U.S.") generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Certain reclassifications have been made in the prior year financial statements to conform to the current year presentation. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

SECURITY VALUATION. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market's official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Trustees (the "Board") so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the "Adviser").

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of 60 days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities' fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than 60 days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons to the valuation and changes in valuation of similar securities, including a comparison of foreign securities to the equivalent U.S. dollar value American Depository Receipt ("ADR") securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

In September 2006, the Financial Accounting Standards Board (the "FASB") issued Statement of Financial Accounting Standards ("SFAS") 157, Fair Value Measurements, which clarifies the definition of fair value and requires companies to expand their disclosure about the use of fair value to measure assets and liabilities in interim and annual periods subsequent to initial recognition. Adoption of SFAS 157 requires the use of the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market

GAMCO MATHERS FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
================================================================================

participants at the measurement date. SFAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. As of December 31, 2007, the Fund does not believe the adoption of SFAS 157 will impact the amounts reported in the financial statements.

REPURCHASE AGREEMENTS. The Fund may enter into repurchase agreements with primary government securities dealers recognized by the Federal Reserve Board, with member banks of the Federal Reserve System, or with other brokers or dealers that meet credit guidelines established by the Adviser and reviewed by the Board. Under the terms of a typical repurchase agreement, the Fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the Fund's holding period. The Fund will always receive and maintain securities as collateral whose market value, including accrued interest, will be at least equal to 102% of the dollar amount invested by the Fund in each agreement. The Fund will make payment for such securities only upon physical delivery or upon evidence of book entry transfer of the collateral to the account of the custodian. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to maintain the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited. At December 31, 2007, the Fund had an investment of $1,339,123 in a repurchase agreement.

FUTURES CONTRACTS. The Fund may engage in futures contracts for the purpose of hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase. Upon entering into a futures contract, the Fund is required to deposit with the broker an amount of cash or cash equivalents equal to a certain percentage of the contract amount. This is known as the "initial margin." Subsequent payments ("variation margin") are made or received by the Fund each day, depending on the daily fluctuations in the value of the contract, which are included in unrealized appreciation/depreciation on investments and futures contracts. The Fund recognizes a realized gain or loss when the contract is closed.

There are several risks in connection with the use of futures contracts as a hedging instrument. The change in value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in value of the hedged investments. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market. At December 31, 2007, there were no open futures contracts.

SECURITIES SOLD SHORT. The Fund may enter into short sale transactions. Short selling involves selling securities that may or may not be owned and, at times, borrowing the same securities for delivery to the purchaser, with an obligation to replace such borrowed securities at a later date. The proceeds received from short sales are recorded as liabilities and the Fund records an unrealized gain or loss to the extent of the difference between the proceeds received and the value of an open short position on the day of determination. The Fund records a realized gain or loss when the short position is closed out. By entering into a short sale, the Fund bears the market risk of an unfavorable change in the price of the security sold short. Dividends on short sales are recorded as an expense by the Fund on the ex-dividend date and interest expense is recorded on the accrual basis. Securities sold short at December 31, 2007 are reported in the Schedule of Investments.

SECURITIES TRANSACTIONS AND INVESTMENT INCOME. Securities transactions are accounted for on the trade date with realized gain or loss on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on the accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method. Dividend income is

GAMCO MATHERS FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
================================================================================

recorded on the ex-dividend date except for certain dividends which are recorded as soon as the Fund is informed of the dividend.

EXPENSES. Certain administrative expenses are common to, and allocated among, various affiliated funds. Such allocations are made on the basis of each fund's average net assets or other criteria directly affecting the expenses as determined by the Adviser pursuant to procedures established by the Board.

CUSTODIAN FEE CREDITS AND INTEREST EXPENSE. When cash balances are maintained in the custody account, the Fund receives credits which are used to offset custodian fees. The gross expenses paid under the custody arrangement are included in custodian fees in the Statement of Operations with the corresponding expense offset, if any, shown as "custodian fee credits." When cash balances are overdrawn, the Fund is charged an overdraft fee of 2.00% above the federal funds rate on outstanding balances. This amount, if any, would be shown as "interest expense" in the Statement of Operations.

DISTRIBUTIONS TO SHAREHOLDERS. Distributions to shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under U.S. generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences, and differing characterizations of distributions made by the Fund. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. These reclassifications have no impact on the net asset value ("NAV") per share of the Fund. For the fiscal year ended December 31, 2007, reclassifications were made to decrease accumulated distributions in excess of net investment income by $12,616 and to increase accumulated net realized loss on investments and securities sold short by $12,616.

The tax character of distributions paid during the fiscal years ended December 31, 2007 and December 31, 2006 were $687,307 and $1,015,302 of ordinary income.

PROVISION FOR INCOME TAXES. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.

At December 31, 2007, the Fund had net capital loss carryforwards for federal income tax purposes of $13,671,438, which are available to reduce future required distributions of net capital gains to shareholders. $11,623,877 is available through 2010; $670,201 is available through 2011; $280,466 is available through 2012; and $1,096,894 is available through 2014.

As of December 31, 2007, the components of accumulated earnings/(losses) on a tax basis were as follows:

      Undistributed ordinary income ...........................  $      2,443
      Accumulated capital loss carryforward ...................   (13,671,438)
      Net unrealized depreciation on investments ..............        (1,694)
      Net unrealized appreciation on securities sold short ....        33,060
      Other temporary differences .............................       (12,570)
                                                                 ------------
      Total ...................................................  $ 13,650,199
                                                                 ============

GAMCO MATHERS FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
================================================================================

During the fiscal year ended December 31, 2007, the GAMCO Mathers Fund utilized capital loss carryforwards of $806,298.

The following summarizes the tax cost of investments, proceeds of short sales, and the related unrealized appreciation/(depreciation) at December 31, 2007:

                                                         GROSS            GROSS         NET UNREALIZED
                                     COST/            UNREALIZED       UNREALIZED        APPRECIATION/
                                  (PROCEEDS)         APPRECIATION     DEPRECIATION      (DEPRECIATION)
                                  ----------         ------------     ------------      --------------
      Investments .............. $25,055,366                 --           $(1,694)         $ (1,694)
      Short sales ..............   1,109,880            $33,060                --            33,060

FASB Interpretation No. 48, "Accounting for Uncertainty in Income Taxes, an Interpretation of FASB Statement No. 109" (the "Interpretation") established a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including whether the Fund is taxable in a particular jurisdiction) and required certain expanded tax disclosures.

For the fiscal year ended December 31, 2007, the Fund did not have any liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expenses in the Statement of Operations. The Fund is not subject to examination by U.S. federal tax authorities for tax years before 2003 and by state tax authorities for tax years before 2002.

3. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS. The Fund has entered into an investment advisory agreement (the "Advisory Agreement") with the Adviser which provides that the Fund will pay the Adviser a fee, computed daily and paid monthly, at the annual rate of 1.00% of the value of its average daily net assets. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund's portfolio, oversees the administration of all aspects of the Fund's business and affairs, and pays the compensation of all Officers and Trustees of the Fund who are affiliated persons of the Adviser.

The Fund pays each Trustee who is not considered an affiliated person an annual retainer of $5,000 plus $1,000 for each Board meeting attended and they are reimbursed for any out of pocket expenses incurred in attending meetings. All Board committee members receive $500 per meeting attended. Trustees who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Fund.

4. DISTRIBUTION PLAN. The Fund's Board has adopted a distribution plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act. For the fiscal year ended December 31, 2007, the Fund incurred distribution costs payable to Gabelli & Company, Inc. ("Gabelli & Company"), an affiliate of the Adviser, of $74,893, or 0.25% of its average daily net assets, the annual limitation under the Plan. Such payments are accrued daily and paid monthly.

5. PORTFOLIO SECURITIES. Purchases and proceeds from the sales of securities for the fiscal year ended December 31, 2007, other than short-term securities, aggregated $4,293,799 and $8,488,968, respectively.

6. LINE OF CREDIT. Effective June 20, 2007, the Fund participates in an unsecured line of credit of up to $75,000,000, and may borrow up to 10% of its net assets from the custodian for temporary borrowing purposes. Prior to June 20, 2007, the line of credit was $25,000,000. Borrowings under this arrangement bear interest at 0.75% above the federal funds rate on outstanding balances. This amount, if any, would be shown as "interest expense" in the Statement of Operations. During the fiscal year ended December 31, 2007, there were no borrowings outstanding under the line of credit.

GAMCO MATHERS FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
================================================================================

7. SHARES OF BENEFICIAL INTEREST. Transactions in shares of beneficial interest were as follows:

                                                               YEAR ENDED                        YEAR ENDED
                                                            DECEMBER 31, 2007                 DECEMBER 31, 2006
                                                        ------------------------       ----------------------------
                                                         SHARES         AMOUNT           SHARES           AMOUNT
                                                        --------     ------------      ----------      ------------
Shares sold ........................................     49,331       $   522,727         321,631      $  3,346,542
Shares issued upon reinvestment of distributions ...     60,396           631,134          89,008           920,344
Shares redeemed ....................................   (593,221)       (6,310,346)     (1,011,815)      (10,734,485)
                                                        -------       -----------      ----------      ------------
  Net decrease .....................................   (483,494)      $(5,156,485)       (601,176)     $ (6,467,599)
                                                        =======       ===========      ==========      ============

The Fund imposes a redemption fee of 2.00% on shares that are redeemed or exchanged on or before the seventh day after the date of a purchase. The redemption fee is deducted from the proceeds otherwise payable to the redeeming shareholders and is retained by the Fund. The redemption fees retained by the Fund during the fiscal years ended December 31, 2007 and December 31, 2006 amounted to $1 and $0, respectively.

The redemption fee does not apply to redemptions of shares where (i) the shares were purchased through automatic reinvestment of dividends or other distributions, (ii) the redemption was initiated by the Fund, (iii) the shares were purchased through programs that collect the redemption fee at the program level and remit them to the Fund, or (iv) the shares were purchased through programs that the Adviser determines to have appropriate anti-short-term trading policies in place or as to which the Adviser has received assurances that look-through redemption fee procedures or effective anti-short-term trading policies and procedures are in place.

8. INDEMNIFICATIONS. The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

9. OTHER MATTERS. The Adviser and/or affiliates received subpoenas from the Attorney General of the State of New York and the SEC requesting information on mutual fund share trading practices involving certain funds managed by the Adviser. GAMCO Investors, Inc. ("GAMCO"), the Adviser's parent company, responded to these requests for documents and testimony. In June 2006, GAMCO began discussions with the SEC regarding a possible resolution of their inquiry. In February 2007, the Adviser made an offer of settlement to the staff of the SEC for communication to the Commission for its consideration to resolve this matter. This offer of settlement is subject to agreement regarding the specific language of the SEC's administrative order and other settlement documents. On a separate matter, in September 2005, the Adviser was informed by the staff of the SEC that the staff may recommend to the Commission that an administrative remedy and a monetary penalty be sought from the Adviser in connection with the actions of two of nine closed-end funds managed by the Adviser relating to Section 19(a) and Rule 19a-1 of the 1940 Act. These provisions require registered investment companies to provide written statements to shareholders when a dividend is made from a source other than net investment income. While the two closed-end funds sent annual statements and provided other materials containing this information, the funds did not send written statements to shareholders with each distribution in 2002 and 2003. The Adviser believes that all of the funds are now in compliance. The Adviser believes that these matters would have no effect on the Fund or any material adverse effect on the Adviser or its ability to manage the Fund.

GAMCO MATHERS FUND
FINANCIAL HIGHLIGHTS
================================================================================

Selected data for a share of beneficial interest outstanding throughout each period:

                                                                           YEAR ENDED DECEMBER 31,
                                                            ---------------------------------------------------------
                                                             2007         2006        2005         2004        2003
                                                             ----         ----        ----         ----        ----
OPERATING PERFORMANCE:
   Net asset value, beginning of period ................    $ 10.36      $ 10.44     $ 10.49      $ 10.60     $ 10.81
                                                            -------      -------     -------      -------     -------
   Net investment income (loss) (a) ....................       0.24         0.32        0.13        (0.06)      (0.07)
   Net realized and unrealized gain (loss) on investments
     and securities sold short .........................       0.13        (0.02)         --        (0.05)      (0.14)
                                                            -------      -------     -------      -------     -------
   Total from investment operations ....................       0.37         0.30        0.13        (0.11)      (0.21)
                                                            -------      -------     -------      -------     -------
DISTRIBUTIONS TO SHAREHOLDERS:
   Net investment income ...............................      (0.28)       (0.38)      (0.18)          --          --
                                                            -------      -------     -------      -------     -------
   Total distributions .................................      (0.28)       (0.38)      (0.18)          --          --
                                                            -------      -------     -------      -------     -------
   REDEMPTION FEES .....................................       0.00(b)        --        0.00(b)        --          --
                                                            -------      -------     -------      -------     -------
   NET ASSET VALUE, END OF PERIOD ......................    $ 10.45      $ 10.36     $ 10.44      $ 10.49     $ 10.60
                                                            =======      =======     =======      =======     =======
   Total return + ......................................      3.56%        2.88%       1.23%      (1.04)%     (1.94)%
                                                            =======      =======     =======      =======     =======
RATIOS TO AVERAGE NET ASSETS AND SUPPLEMENTAL DATA:
   Net assets, end of period (in 000's) ................    $26,333      $31,103     $37,614      $41,258     $60,846
   Ratio of net investment income (loss) to
     average net assets ................................      2.25%        2.99%       1.27%      (0.61)%     (0.61)%
   Ratio of operating expenses to average net assets ...      2.28%        2.14%       2.14%        1.90%       1.67%
   Ratio of operating expenses to average net assets
     excluding the effect of dividends on securities
     sold short ........................................      2.15%        1.87%       1.85%        1.77%       1.64%
   Portfolio turnover rate .............................       226%         121%        149%         176%        244%

------------------
  + Total return  represents  aggregate  total return of a  hypothetical  $1,000 investment at the beginning of the period and sold at the end of the period including reinvestment of distributions.
(a) Per share data is calculated  using the average shares  outstanding  method.
(b) Amount represents less than $0.005 per share.

--------------------------------------------------------------------------------
                   2007 TAX NOTICE TO SHAREHOLDERS (Unaudited)

  For the fiscal year ended December 31, 2007, the Fund paid to shareholders an ordinary income dividend (comprised of net investment income) totaling $0.279. For the fiscal year ended December 31, 2007, 4.08% of the ordinary income distribution qualifies for the dividends received deduction available to corporations, and 4.77% of the ordinary income distribution was qualified dividend income.

  U.S. GOVERNMENT INCOME:
  The percentage of the ordinary income dividend paid by the Fund during fiscal year 2007 which was derived from U.S. Treasury securities was 82.42%. Such income is exempt from state and local tax in all states. However, many states, including New York and California, allow a tax exemption for a portion of the income earned only if a mutual fund has invested at least 50% of its assets at the end of each quarter of the Fund's fiscal year in U.S. Government securities. GAMCO Mathers Fund met this strict requirement in 2007. Due to the diversity in state and local tax law, it is recommended that you consult your personal tax adviser as to the applicability of the information provided to your specific situation.
--------------------------------------------------------------------------------

                 See accompanying notes to financial statements.

GAMCO MATHERS FUND
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
================================================================================

To the Shareholders and Board of Trustees of GAMCO Mathers Fund

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of GAMCO Mathers Fund (the "Fund"), as of December 31, 2007, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2007, by correspondence with the Fund's custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of GAMCO Mathers Fund at December 31, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

                                                           /s/ Ernst & Young LLP
Philadelphia, Pennsylvania
February 21, 2008

                               GAMCO MATHERS FUND

     BOARD CONSIDERATION AND RE-APPROVAL OF MANAGEMENT AGREEMENT (UNAUDITED)

At its meeting on August 14, 2007, the Board of Trustees ("Board") of the Fund approved the continuation of the investment advisory agreement with the Adviser for the Fund on the basis of the recommendation by the trustees who are not "interested persons" (the "independent trustees") of the Fund. The following paragraphs summarize the material information and factors considered by the independent trustees as well as their conclusions relative to such factors.

1) THE NATURE, EXTENT, AND QUALITY OF SERVICES PROVIDED BY THE ADVISER.

The Board reviewed in detail the nature and extent of the services provided by the Adviser under the Agreement and the quality of those services over the past year. The Board noted that these services included managing the investment program of the Fund, including the purchase and sale of portfolio securities, as well as the provision of general corporate services. The Board considered that the Adviser also provided, at its expense, office facilities for use by the Fund and supervisory personnel responsible for supervising the performance of administrative, accounting, and related services including, for the Fund, net asset value determinations, yield calculations, and monitoring to assure compliance with stated investment policies and restrictions under the 1940 Act and related securities regulations. The Board noted that, in addition to managing the investment program for the Fund, the Adviser provided certain non-advisory and compliance services, including services under the Fund's Rule 38a-1 compliance program.

The Board also considered that the Adviser paid for all compensation of Officers and Board Members of the Fund that were affiliated with the Adviser and that the Adviser further provided a substantial level of services to shareholders of the Fund who had invested through various programs offered by third party financial intermediaries ("Participating Organizations"). The Board evaluated these factors based on its direct experience with the Adviser and in consultation with Fund Counsel. The Board noted that the Adviser had engaged, at its expense, PFPC Inc. to assist it in performing certain of its administrative functions. The
Board concluded that the nature and extent of the services provided was reasonable and appropriate in relation to the advisory fee, that the level of services provided by the Adviser, either directly or through PFPC Inc., had not diminished over the past year and that the quality of service continued to be high.

The Board reviewed the personnel responsible for providing services to the Fund and concluded, based on their experience and interaction with the Adviser, that
(i) the Adviser was able to retain quality personnel, (ii) the Adviser and its agents exhibited a high level of diligence and attention to detail in carrying out their advisory and administrative responsibilities under the Agreement,
(iii) the Adviser was responsive to requests of the Board, (iv) the scope and depth of the Adviser's resources was adequate, and (v) the Adviser had kept the Board apprised of developments relating to the Fund and the industry in general. The Board also focused on the Adviser's reputation and long standing relationship with the Fund. The Board also believed that the Adviser had devoted substantial resources and made substantial commitments to address new regulatory compliance requirements applicable to the Fund.

                               GAMCO MATHERS FUND

                     BOARD CONSIDERATION AND RE-APPROVAL OF
                  MANAGEMENT AGREEMENT (UNAUDITED) (CONTINUED)


2) THE PERFORMANCE OF THE FUND, THE ADVISER.

The Board reviewed the performance of the Fund since inception. In reviewing the Fund's performance, the Board took into account that there appeared to be no comparable universe of Funds with similar investment strategies and styles as the Fund. As a result, the Board reviewed the Fund's performance against a number of different universes and types of Funds. These classifications included a universe of funds classified by Lipper as Specialty Diversified Equity, Equity Market Neutral, Long/Short Equity, and Dedicated Short Bias Funds. In reviewing these categories, the Board concluded that the Dedicated Short Bias Lipper category (the "Performance Peer Group"), while imprecise and not fully comparable, was more closely comparable to the Fund than the other Lipper groupings. The Board considered the Fund's one, three, five, and ten year average annual total return for the periods ended June 30, 2007, but placed greater emphasis on the Fund's longer term performance. The Fund's performance against the Performance Peer Group was considered by the Board as providing an objective comparative benchmark against which the performance could be assessed. In general, the Board considered these comparisons helpful in their assessment as to whether the Adviser was obtaining for the Fund's shareholders the total return performance that was available in the marketplace, given the Fund's investment objective, strategy, limitations, and restrictions. The Board also considered that the Portfolio Manager believes that U.S. equity markets were highly overvalued and as a result, as described in the prospectus, the portfolio manager has invested the Fund's assets more conservatively than most other equity funds. In this regard, the Board considered the Fund's performance against a smaller universe of actively managed bear funds developed by the Adviser. The Board concluded that the Fund's performance was reasonable in comparison to that of the Performance Peer Group category and the Adviser's actively managed bear fund grouping. The Board further considered that the portfolio manager, along with accounts related to him, were the largest shareholders of the Fund.

In connection with its assessment of the performance of the Adviser, the Board considered the Adviser's financial condition and whether it had the resources necessary to continue to carry out its functions under the Agreement. The Board concluded that the Adviser had the financial resources necessary to continue to perform its obligations under the Agreement and to continue to provide the high quality services that it has provided to the Fund to date.

3) THE COST OF THE ADVISORY SERVICES AND THE PROFITS TO THE ADVISER AND ITS AFFILIATES FROM THE RELATIONSHIP WITH THE FUND.

In connection with the Board's consideration of the cost of the advisory services and the profits to the Adviser and its affiliates from the relationship with the Fund, the Board considered a number of factors. First, the Board compared the level of the advisory fee for the Fund against comparative Lipper expense peer groups ("Expense Peer Group"). The Board also considered comparative non-management fee expenses and comparative total fund expenses of the Fund and the Expense Peer Group. The Board considered this information as useful in assessing whether the Adviser was providing services at a cost that was competitive with other similar funds. In assessing this information, the Board considered both the comparative contract rates as well as the level of the advisory fees after waivers and/or reimbursements. The Board noted that the Fund's advisory fee was average compared to those of the Expense Peer Group for the Fund, but the Fund's expense ratio was higher than those of the Expense Peer Group for the Fund.

                               GAMCO MATHERS FUND

                     BOARD CONSIDERATION AND RE-APPROVAL OF
                  MANAGEMENT AGREEMENT (UNAUDITED) (CONTINUED)


The Board Members also reviewed the fees charged by the Adviser to provide similar advisory services to other registered investment companies or accounts with similar investment objectives noting that in some cases the fees charged by the Adviser were higher and in other cases the same or lower, than the fees charged to the Fund.

The Board also considered an analysis prepared by the Adviser of the estimated profitability to the Adviser of its relationship with the Fund and reviewed with the Adviser its cost allocation methodology in connection with its profitability. In this regard, the Board reviewed Pro-forma Income Statements of the Adviser for the year ended December 31, 2006. The Board considered one analysis for the Adviser as a whole, and a second analysis for the Adviser with respect to the Fund. With respect to the Fund analysis, the Board received an analysis based on the Fund's average net assets during the period as well as a pro-forma analysis of profitability at higher and lower asset levels. The Board concluded that the profitability of the Fund to the Adviser under either analysis was not excessive.

4) THE EXTENT TO WHICH ECONOMIES OF SCALE WILL BE REALIZED AS THE FUND GROWS AND WHETHER FEE LEVELS REFLECT THOSE ECONOMIES OF SCALE.

With respect to the Board's consideration of economies of scale, the Board discussed whether economies of scale would be realized by the Fund at higher asset levels. The Board also reviewed data from the Expense Peer Group to assess whether the Expense Peer Group funds had advisory fee breakpoints and, if so, at what asset levels. The Board also assessed whether certain of the Adviser's costs would increase if asset levels rise. The Board noted that the Fund had a very small asset size and concluded that under foreseeable conditions, they were unable to assess at this time whether economies of scale would be realized if the Fund was to experience significant asset growth. In the event there were to be significant asset growth in the Fund, the Board determined to reassess whether the advisory fee appropriately took into account any economies of scale that had been realized as a result of that growth.

5) OTHER FACTORS.

In addition to the above factors, the Board also discussed other benefits received by the Adviser from their management of the Fund. The Board considered that the Adviser did not use soft dollars in connection with its management of the Fund.

Based on a consideration of all these factors in their totality, the Board Members, including all of the Independent Board Members, determined that the Fund's advisory fee was fair and reasonable with respect to the quality of services provided and in light of the other factors described above that the Board deemed relevant. Accordingly, the Board Members determined to approve the continuation of the Fund's advisory agreement. The Board based its decision on evaluations of all these factors as a whole and did not consider any one factor as all important or controlling.

GAMCO MATHERS FUND
ADDITIONAL FUND INFORMATION (UNAUDITED)
================================================================================

The business and affairs of the Fund are managed under the direction of the Fund's Board of Trustees. Information pertaining to the Trustees and Officers of the Fund is set forth below. The Fund's Statement of Additional Information includes additional information about the Fund's Trustees and is available, without charge, upon request, by calling 800-GABELLI (800-422-3554) or by writing to GAMCO Mathers Fund at One Corporate Center, Rye, NY 10580-1422.

                             TERM OF        NUMBER OF
NAME, POSITION(S)          OFFICE AND     FUNDS IN FUND
    ADDRESS(1)              LENGTH OF   COMPLEX OVERSEEN     PRINCIPAL OCCUPATION(S)              OTHER DIRECTORSHIPS
     AND AGE              TIME SERVED(2)   BY TRUSTEE        DURING PAST FIVE YEARS                HELD BY TRUSTEE(5)
     -------              --------------   ----------        ----------------------                ------------------
INTERESTED TRUSTEES:(3)
-----------------------
MARIO J. GABELLI, CFA       Since 1999       26      Chairman  and Chief Executive Officer of    Director of Morgan Group
Trustee and Chairman                                 GAMCO Investors, Inc. and Chief Investment  Holdings, Inc. (holding company);
Age: 65                                              Officer - Value Portfolios of Gabelli       Chairman of the Board of LICT
                                                     Funds, LLC and GAMCO Asset Management       Corp.(multimedia and
                                                     Director/Trustee or Inc.; Chief Investment  communication services
                                                     Officer  of other registered investment     company)
                                                     companies in the Gabelli/GAMCO Funds
                                                     complex; Chairman Chief Executive
                                                     Officer of GGCP, Inc.

HENRY G. VAN DER EB, CFA(4) Since 1976        3      Senior Vice President of GAMCO Investors,Inc.        --
Trustee, President and                               since August 2004; President and CEO of
Chief Executive Officer                              GAMCO Mathers Fund since 1999;
Age: 62                                              Senior Vice President and Portfolio
                                                     Manager of Gabelli Funds, LLC and GAMCO
                                                     Asset Management Inc. since 1999
INDEPENDENT TRUSTEES(6):
------------------------
E. VAL CERUTTI              Since 2001        7      Chief Executive Officer of Cerutti          Director of The LGL Group,Inc.
Trustee                                              Consultants, Inc.                           (diversified manufacturing)
Age: 68

ANTHONY J. COLAVITA         Since 1999       35      Partner in the law firm of                          --
Trustee                                              Anthony J. Colavita, P.C.
Age: 72

VINCENT D. ENRIGHT          Since 1999       15      Former Senior Vice President and Chief              --
Trustee                                              Financial Officer of KeySpan
Age: 64                                              Corporation (public utility)

ANTHONY R. PUSTORINO        Since 1999       14      Certified Public Accountant;                Director of The LGL Group,Inc.
Trustee                                              Professor Emeritus, Pace University         (diversified manufacturing)
Age: 82

WERNER J. ROEDER, MD        Since 1999       23      Medical Director of Lawrence Hospital               --
Trustee                                              and practicing private physician
Age: 67

ANTHONIE C. VAN EKRIS       Since 1999       19      Chairman of BALMAC International, Inc.              --
Trustee                                              (commodities and futures trading)
Age: 73

GAMCO MATHERS FUND
ADDITIONAL FUND INFORMATION (CONTINUED) (UNAUDITED)
================================================================================

                            TERM OF
NAME, POSITION(S)         OFFICE AND
    ADDRESS(1)             LENGTH OF                                   PRINCIPAL OCCUPATION(S)
    AND AGE              TIME SERVED(2)                                DURING PAST FIVE YEARS
    -------              --------------                                ----------------------
OFFICERS:
---------
BRUCE N. ALPERT           Since 1999      Executive Vice President and Chief Operating Officer of Gabelli Funds, LLC since
Executive Vice President                  1988 and an officer of most of the registered investment companies in the Gabelli/GAMCO
Age: 56                                   Funds complex. Director and President of Gabelli Advisers, Inc. since 1998

EDITH L. COOK(4)          Since 1984      Vice President of GAMCO Mathers Fund since 1999
Vice President
Age: 66

HEIDI M. KOONTZ(4)        Since 1995      Vice President of GAMCO Mathers Fund since 1999
Vice President
Age: 39

JAMES E. MCKEE            Since 1999      Vice President, General Counsel, and Secretary of GAMCO Investors, Inc. since 1999
Vice President and                        and GAMCO Asset Management Inc. since 1993; Secretary of all of the registered
Secretary                                 investment companies in the Gabelli/GAMCO Funds complex
Age: 44

AGNES MULLADY             Since 2006      Vice President of Gabelli Funds, LLC since 2007; Officer of all of the registered
Treasurer                                 investment companies in the Gabelli/GAMCO Funds complex; Senior Vice President of
Age: 49                                   U.S. Trust Company, N.A. and Treasurer and Chief Financial Officer of Excelsior Funds
                                          from 2004 through 2005; Chief Financial Officer of AMIC Distribution Partners from
                                          2002 through 2004; Controller of Reserve Management Corporation and Reserve Partners,
                                          Inc. and Treasurer of Reserve Funds from 2000 through 2002

ANNE E. MORRISSY, CFA(4)  Since 1987      Executive Vice President of GAMCO Mathers Fund and Vice President of GAMCO
Executive Vice President                  Investors, Inc. since 1999
Age: 45

PETER D. GOLDSTEIN        Since 2004      Director of Regulatory Affairs at GAMCO Investors, Inc. since 2004; Chief Compliance
Chief Compliance Officer                  Officer of all of the registered investment companies in the Gabelli/GAMCO Funds
Age: 54                                   complex; Vice President of Goldman Sachs Asset Management from 2000 through 2004

----------------
  1 Address: One Corporate Center, Rye, NY 10580-1422, unless otherwise noted.
  2 Each Trustee will hold office for an  indefinite  term until the earliest of
    (i) the next meeting of shareholders, if any, called for the purpose of considering the election or re-election of such Trustee and until the election and qualification of his or her successor, if any, elected at such meeting, or (ii) the date a Trustee resigns or retires, or a Trustee is removed by the Board of Trustees or shareholders, in accordance with the Fund's By-Laws and Declaration of Trust. Each officer will hold office for an indefinite term until the date he or she resigns or retires or until his or her successor is elected and qualified.
  3 "Interested person" of the Fund as defined in the 1940 Act. Messrs. Gabelli and Van der Eb are each considered an "interested person" because of their affiliation with Gabelli Funds, LLC which acts as the Fund's investment adviser.
  4 Address: 2801 Lakeside Drive, Suite 201, Bannockburn, IL 60015.
  5 This column includes only directorships of companies required to report to the SEC under the Securities Exchange Act of 1934, as amended (i.e. public companies) or other investment companies registered under the 1940 Act.
  6 Trustees who are not interested persons are considered "Independent"
    Trustees.

                               GAMCO MATHERS FUND
                              One Corporate Center
                            Rye, New York 10580-1422
                                   800-GABELLI
                                  800-422-3554
                                FAX: 914-921-5118
                            WEBSITE: WWW.GABELLI.COM
                            E-MAIL: INFO@GABELLI.COM
              Net Asset Value per share available daily by calling
                           800-GABELLI after 6:00 P.M.

                                BOARD OF TRUSTEES

Mario J. Gabelli, CFA            Anthony R. Pustorino
CHAIRMAN AND CHIEF               CERTIFIED PUBLIC ACCOUNTANT,
EXECUTIVE OFFICER                PROFESSOR EMERITUS
GAMCO INVESTORS, INC.            PACE UNIVERSITY

E. Val Cerutti                   Werner J. Roeder, MD
CHIEF EXECUTIVE OFFICER          MEDICAL  DIRECTOR
CERUTTI CONSULTANTS, INC.        LAWRENCE HOSPITAL

Anthony J. Colavita              Henry G. Van der Eb, CFA
ATTORNEY-AT-LAW                  PRESIDENT AND CHIEF
ANTHONY J. COLAVITA, P.C.        EXECUTIVE OFFICER
                                 GAMCO MATHERS FUND
Vincent D. Enright
FORMER SENIOR VICE PRESIDENT     Anthonie C. van Ekris
AND CHIEF FINANCIAL OFFICER      CHAIRMAN
KEYSPAN CORP.                    BALMAC INTERNATIONAL, INC.


                         OFFICERS AND PORTFOLIO MANAGER

Henry G. Van der Eb, CFA         Anne E. Morrissy, CFA
PRESIDENT AND                    EXECUTIVE VICE PRESIDENT
PORTFOLIO MANAGER
                                 Heidi M. Koontz
Bruce N. Alpert                  VICE PRESIDENT
EXECUTIVE VICE PRESIDENT
                                 Edith L. Cook
Agnes Mullady                    VICE PRESIDENT
TREASURER
                                 Peter D. Goldstein
James E. McKee                   CHIEF COMPLIANCE OFFICER
VICE PRESIDENT
AND SECRETARY

                                   DISTRIBUTOR
                             Gabelli & Company, Inc.

                  CUSTODIAN, TRANSFER AGENT, AND DIVIDEND AGENT
                       State Street Bank and Trust Company

                                  LEGAL COUNSEL
                      Paul, Hastings, Janofsky & Walker LLP


--------------------------------------------------------------------------------
This report is submitted for the general information of the shareholders of The GAMCO Mathers Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
--------------------------------------------------------------------------------

GAB1726Q407SR

                                                                           GAMCO


                                                            GAMCO
                                                            MATHERS
                                                            FUND





                                                                   ANNUAL REPORT
                                                               DECEMBER 31, 2007

ITEM 2. CODE OF ETHICS.

     (a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

     (c) There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

     (d) The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item's instructions.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

As of the end of the period covered by the report, the registrant's Board of Trustees has determined that Anthony R. Pustorino is qualified to serve as an audit committee financial expert serving on its audit committee and that he is "independent," as defined by Item 3 of Form N-CSR.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

AUDIT FEES

     (a) The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $29,500 for 2006 and $30,700 for 2007.

AUDIT-RELATED FEES

     (b) The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item are $0 for 2006 and $0 for 2007.

TAX FEES

     (c) The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $3,900 for 2006 and $4,100 for 2007. Tax fees represent tax compliance services provided in connection with the review of the Registrant's tax returns.

ALL OTHER FEES

     (d) The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $0 for 2006 and $0 for 2007.

  (e)(1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

         Pre-Approval Policies and Procedures. The Audit Committee ("Committee") of the registrant is responsible for pre-approving (i) all audit and permissible non-audit services to be provided by the independent registered public accounting firm to the registrant and (ii) all permissible non-audit services to be provided by the independent registered public accounting firm to the Adviser, Gabelli Funds, LLC, and any affiliate of Gabelli Funds, LLC ("Gabelli") that provides services to the registrant (a "Covered Services Provider") if the independent registered public accounting firm's engagement related directly to the operations and financial reporting of the registrant. The Committee may delegate its responsibility to pre-approve any such audit and permissible non-audit services to the Chairperson of the Committee, and the Chairperson must report to the Committee, at its next regularly scheduled meeting after the Chairperson's pre-approval of such services, his or her decision(s). The Committee may also establish detailed pre-approval policies and procedures for pre-approval of such services in accordance with applicable laws, including the delegation of some or all of the Committee's pre-approval responsibilities to the other persons (other than Gabelli or the registrant's officers). Pre-approval by the Committee of any permissible non-audit services is not required so long as: (i) the permissible non-audit services were not recognized by the registrant at the time of the engagement to be non-audit services; and (ii) such services are promptly brought to the attention of the Committee and approved by the Committee or Chairperson prior to the completion of the audit.


  (e)(2) The percentage of services  described in each of paragraphs (b) through
         (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

                           (b) Not applicable

                           (c) 100%

                           (d) Not applicable

     (f) The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was (0%) zero percent.

     (g) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $100,900 for 2006 and $69,100 for 2007.

     (h) The registrant's audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.



ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.



ITEM 6. SCHEDULE OF INVESTMENTS.

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.



ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.



ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's Board of Trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)),
or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).


     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS.

     (a)(1) Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

     (a)(2)   Certifications  pursuant to Rule 30a-2(a) under  the 1940  Act and
              Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3)   Not applicable.

     (b)      Certifications  pursuant to Rule 30a-2(b)  under the 1940 Act  and
              Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant) The GAMCO Mathers Fund
             -------------------------------------------------------------------
By (Signature and Title)*  /s/ Henry G. Van der Eb
                         -------------------------------------------------------
                           Henry G. Van der Eb, Chief Executive Officer


Date     03/05/08
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Henry G. Van der Eb
                         -------------------------------------------------------
                           Henry G. Van der Eb, Chief Executive Officer


Date     03/05/08
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ Agnes Mullady
                         -------------------------------------------------------
                           Agnes Mullady,
                           Principal Financial Officer and Treasurer


Date     03/05/08
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.